Long-term Receivables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
2027	$ 567,500	$ 634,000
2028	270,000	567,500
2027		270,000
Total	1,154,500	$ 1,471,500
2026	$ 317,000